Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Receivable Net [Line Items]
Accounts receivable, gross				¥ 206,772		¥ 161,300
Less: allowance for doubtful receivables	¥ (7,356)	¥ (7,356)	¥ (58,791)	(8,344)		(7,356)
Accounts receivable, net				¥ 198,428	$ 28,860	¥ 153,944
Summary of allowance for doubtful accounts
Balance at the beginning of the year	(7,356)	(55,220)	(58,791)
(Additions) reversals charged to general and administrative expenses, net	(1,198)	(3,049)	3,571
Write-off during the year	210	50,913	0
Balance at the end of the year	¥ (8,344)	¥ (7,356)	¥ (55,220)